Share-based compensation - Schedule of company’s share options outstanding (Details)	3 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2026	Mar. 31, 2026 $ / shares	Mar. 31, 2026 exercisable	Mar. 31, 2025 $ / shares
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	16.34
Number outstanding			$ 195,500
Weighted average remaining contractual life [years]	3 years 5 months 4 days
Options exercisable, Exercise price			16.34		$ 9.01
Number exercisable (in exercisable)		195,500		195,500	83,481
Exercise price 5.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	5.6
Number outstanding			12,500
Weighted average remaining contractual life [years]	5 months 8 days
Options exercisable, Exercise price			5.6
Number exercisable (in exercisable) | exercisable				12,500
Exercise price 9.90
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	9.9
Number outstanding			50,000
Weighted average remaining contractual life [years]	11 months 26 days
Options exercisable, Exercise price			9.9
Number exercisable (in exercisable) | exercisable				50,000
Exercise price 24.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	24.5
Number outstanding			98,000
Weighted average remaining contractual life [years]	4 years 5 months 26 days
Options exercisable, Exercise price			24.5
Number exercisable (in exercisable) | exercisable				98,000
Exercise price 6.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	6.5
Number outstanding			35,000
Weighted average remaining contractual life [years]	4 years 11 months 26 days
Options exercisable, Exercise price			$ 6.5
Number exercisable (in exercisable) | exercisable				35,000